Supplemental information on statement of cash flows	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Supplemental information on statement of cash flows
29.	Supplemental information on statement of cash flows

	2018	2017	2016
Additional information on cash flows:
Amounts paid/received during the period:
Withholding income tax paid on behalf of third-parties	839	857	932
Capital expenditures and financing activities not involving cash
Purchase of property, plant and equipment on credit	137	133	123
Finance leases	—	86	90
Provision/(reversals) for decommissioning costs	4,777	4,503	937
Use of deferred tax and judicial deposit for the payment of contingency	60	314	138